Accumulated Other Comprehensive Loss	3 Months Ended
Mar. 31, 2013
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Loss

The balance in our accumulated other comprehensive loss is set forth in the following table:

	For year ended December 31,
	2011	2012
	(Dollars in thousands)
Foreign currency translation adjustments	$271,282	$281,211
Commodities and foreign currency derivatives, net of tax of $1,714 and ($25), respectively	(9,345)	(533)
Total accumulated comprehensive loss	$261,937	$280,678